Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue
Commercialization revenue	$ 1,939	$ 2,011	$ 5,362	$ 6,815
Milestone revenue	0	0	0	1,172
Total Revenue	1,939	2,011	5,362	7,987
Clinical trial and research & development	(1,873)	(1,592)	(6,370)	(7,823)
Manufacturing production & development	(6,137)	(6,366)	(17,422)	(20,855)
Employee benefits
Salaries and employee benefits	(4,346)	(4,522)	(14,188)	(15,192)
Defined contribution superannuation expenses	(99)	(98)	(285)	(313)
Equity settled share-based payment transactions	(791)	(1,889)	(2,548)	(4,445)
Total Employee benefits	(5,236)	(6,509)	(17,021)	(19,950)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(225)	(283)	(790)	(852)
Right of use asset depreciation	(394)	(442)	(1,269)	(1,282)
Intellectual property amortization	(372)	(389)	(1,121)	(1,175)
Total Depreciation and amortization of non-current assets	(991)	(1,114)	(3,180)	(3,309)
Other Management & administration expenses
Overheads & administration	(2,434)	(2,374)	(7,411)	(7,442)
Consultancy	(864)	(737)	(2,831)	(2,514)
Legal, patent and other professional fees	(1,306)	(1,926)	(2,719)	(4,647)
Intellectual property expenses (excluding the amount amortized above)	(878)	(789)	(2,236)	(2,212)
Total Other Management & administration expenses	(5,482)	(5,826)	(15,197)	(16,815)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	1,318	672	7,307	601
Total Fair value remeasurement of contingent consideration	1,318	672	7,307	601
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	(517)	896	(1,229)	3,048
Total Fair value remeasurement of warrant liability	(517)	896	(1,229)	3,048
Other operating income and expenses
Foreign exchange gains/(losses)	(86)	336	(339)	(10)
Foreign withholding tax paid	0	56	0	(3)
Derecognition of right-of-use asset	76	0	76	0
Research and development tax incentive(2)	3,113	0	3,113	0
Interest revenue	214	0	428	1
Total Other operating income and expenses	3,317	392	3,278	(12)
Finance (costs)/gains
Remeasurement of borrowing arrangements	(87)	387	(1,317)	(450)
Interest expense	(4,897)	(4,298)	(14,353)	(12,501)
Total Finance costs	(4,984)	(3,911)	(15,670)	(12,951)
Loss before income tax	$ (18,646)	$ (21,347)	$ (60,142)	$ (70,079)